Document and Entity Information	Dec. 14, 2021
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001599617
Document Type	8-K/A
Document Period End Date	Dec. 14, 2021
Entity Registrant Name	NOW INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-36325
Entity Tax Identification Number	46-4191184
Entity Address, Address Line One	7402 North Eldridge Parkway
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77041
City Area Code	281
Local Phone Number	823-4700
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01
Trading Symbol	DNOW
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	On December 17, 2021, NOW Inc. (the “Company”) filed a current report on Form 8-K (the “Original 8-K”) disclosing its entry into an amendment (the “First Amendment”) to the existing senior secured credit facility dated as of April 30, 2018, among the Company, certain of its direct and indirect subsidiaries, the lenders party thereto and Wells Fargo Bank, National Association serving as the administrative agent, an issuing lender and swing lender (as amended, the “Credit Agreement”). Due to a clerical matter, the Company is filing this Amendment No.1 (this “8-K Amendment”) to the Original 8-K in order to replace the redlined changes in Exhibit A of Exhibit 10.1 thereto, which included the full and accurate text of the Credit Agreement (as so amended) in the Original 8-K but inadvertently omitted certain redlined changes. Accordingly, the complete version of the First Amendment is filed herewith as Exhibit 10.1. Other than correction of the redlined exhibit discussed in this 8-K Amendment, no other changes have been made to the Original 8-K or the exhibits filed therewith.